Cover	Sep. 10, 2026
Class of Stock [Line Items]
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	First Internet Bancorp
Entity Incorporation, State or Country Code	IN
Entity File Number	001-35750
Entity Tax Identification Number	20-3489991
Entity Address, Address Line One	8701 E. 116th Street
Entity Address, City or Town	Fishers
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46038
City Area Code	317
Local Phone Number	532-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001562463
Amendment Flag	false
Common Stock
Class of Stock [Line Items]
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	INBK
Security Exchange Name	NASDAQ
6.0% Fixed to Floating Subordinated Notes due 2029
Class of Stock [Line Items]
Title of 12(b) Security	6.0% Fixed to Floating Subordinated Notes due 2029
Trading Symbol	INBKZ
Security Exchange Name	NASDAQ